65933 10/00
Prospectus Supplement
dated October 9, 2000 to:
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PUTNAM BALANCED FUND
Prospectuses dated January 30, 2000 as revised March 30, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.



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Manager                    Since   Experience
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
Kevin Cronin               2000    1997 - Present          Putnam Management
Managing Director                  Prior to 1997           MFS Investment Management
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David Santos               1999    1986 - Present          Putnam Management
Senior Vice President
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Anthony R. Sellitto, III   2000    Sept. 2000 - Present    Putnam Management
Senior Vice President              Prior to Sept. 2000     Berger Associates
                                   Prior to January 1998   Crestone Capital Management
--------------------------------------------------------------------------------------
Manuel Weiss               1998    1987 - Present          Putnam Management
Senior Vice President
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